Business, Basis of Presentation and Significant Accounting Policies - Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment cost basis	$ 451.5	$ 463.5
Total accumulated depreciation	313.0	305.1
Depreciation expense	$ 33.7	$ 36.9	$ 36.2
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	40 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years